Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	60 Months Ended	68 Months Ended	88 Months Ended	89 Months Ended	116 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000021257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	11.59%		2.82%					3.43%
C000021259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	16.24%		3.18%					3.22%
C000081832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000021271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	24.70%		8.98%					7.52%
C000021273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	29.92%		9.35%					7.30%
C000081835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000021274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	19.25%		6.47%					5.84%
C000021276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	24.16%		6.84%					5.63%
C000081836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000021277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	14.85%		4.39%					4.46%
C000021279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	19.57%		4.76%					4.26%
C000081837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000171782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000171786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000171788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000152515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152516
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152518
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152519
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152520
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152522
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210410
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152526
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152528
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152530
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000190359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000190360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000190361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000190362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000152532
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
C000210415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000152533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000021257
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%		4.00%					4.01%
Without Sales Load [Member] | C000021259
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%		3.18%					3.22%
Without Sales Load [Member] | C000081832
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%		4.33%					4.31%
Without Sales Load [Member] | C000035460
Average Annual Return [Line Items]
Average Annual Return, Percent	17.98%		3.74%					3.69%
Without Sales Load [Member] | C000236143
Average Annual Return [Line Items]
Average Annual Return, Percent	18.25%	2.25%
Without Sales Load [Member] | C000021271
Average Annual Return [Line Items]
Average Annual Return, Percent	31.97%		10.23%					8.13%
Without Sales Load [Member] | C000021273
Average Annual Return [Line Items]
Average Annual Return, Percent	30.92%		9.35%					7.30%
Without Sales Load [Member] | C000081835
Average Annual Return [Line Items]
Average Annual Return, Percent	32.47%		10.64%					8.47%
Without Sales Load [Member] | C000035461
Average Annual Return [Line Items]
Average Annual Return, Percent	31.84%		9.99%					7.85%
Without Sales Load [Member] | C000236144
Average Annual Return [Line Items]
Average Annual Return, Percent	32.22%	8.62%
Without Sales Load [Member] | C000021274
Average Annual Return [Line Items]
Average Annual Return, Percent	26.18%		7.68%					6.45%
Without Sales Load [Member] | C000021276
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%		6.84%					5.63%
Without Sales Load [Member] | C000081836
Average Annual Return [Line Items]
Average Annual Return, Percent	26.52%		8.05%					6.76%
Without Sales Load [Member] | C000035462
Average Annual Return [Line Items]
Average Annual Return, Percent	25.92%		7.42%					6.17%
Without Sales Load [Member] | C000236145
Average Annual Return [Line Items]
Average Annual Return, Percent	26.29%	5.98%
Without Sales Load [Member] | C000021277
Average Annual Return [Line Items]
Average Annual Return, Percent	21.58%		5.58%					5.05%
Without Sales Load [Member] | C000021279
Average Annual Return [Line Items]
Average Annual Return, Percent	20.57%		4.76%					4.26%
Without Sales Load [Member] | C000081837
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		5.95%					5.37%
Without Sales Load [Member] | C000035463
Average Annual Return [Line Items]
Average Annual Return, Percent	21.42%		5.36%					4.81%
Without Sales Load [Member] | C000236146
Average Annual Return [Line Items]
Average Annual Return, Percent	21.70%	3.88%
Without Sales Load [Member] | C000171782
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%		5.81%			5.75%
Without Sales Load [Member] | C000171783
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%		6.09%					5.60%
Without Sales Load [Member] | C000171786
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%		9.05%			8.42%
Without Sales Load [Member] | C000171787
Average Annual Return [Line Items]
Average Annual Return, Percent	29.39%		9.32%					8.00%
Without Sales Load [Member] | C000171788
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%		1.71%			2.33%
Without Sales Load [Member] | C000171789
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%		1.97%					2.55%
Without Sales Load [Member] | C000152515
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%		4.67%				4.13%
Without Sales Load [Member] | C000210407
Average Annual Return [Line Items]
Average Annual Return, Percent	18.43%		5.05%	5.67%
Without Sales Load [Member] | C000152516
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%		5.36%				4.81%
Without Sales Load [Member] | C000152518
Average Annual Return [Line Items]
Average Annual Return, Percent	17.91%		1.25%				2.42%
Without Sales Load [Member] | C000210408
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%		1.67%	2.66%
Without Sales Load [Member] | C000152519
Average Annual Return [Line Items]
Average Annual Return, Percent	18.96%		1.95%				3.10%
Without Sales Load [Member] | C000152520
Average Annual Return [Line Items]
Average Annual Return, Percent	19.30%		1.47%				2.94%
Without Sales Load [Member] | C000210409
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%		1.73%	2.71%
Without Sales Load [Member] | C000152521
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%		2.14%				3.61%
Without Sales Load [Member] | C000152522
Average Annual Return [Line Items]
Average Annual Return, Percent	21.18%		5.97%				5.52%
Without Sales Load [Member] | C000210410
Average Annual Return [Line Items]
Average Annual Return, Percent	21.53%		6.25%	6.73%
Without Sales Load [Member] | C000152523
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%		6.67%				6.21%
Without Sales Load [Member] | C000152525
Average Annual Return [Line Items]
Average Annual Return, Percent	23.79%		7.03%				6.27%
Without Sales Load [Member] | C000210411
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%		7.32%	7.66%
Without Sales Load [Member] | C000152524
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%		7.74%				6.97%
Without Sales Load [Member] | C000152526
Average Annual Return [Line Items]
Average Annual Return, Percent	26.16%		7.79%				6.82%
Without Sales Load [Member] | C000210412
Average Annual Return [Line Items]
Average Annual Return, Percent	26.47%		8.07%	8.31%
Without Sales Load [Member] | C000152527
Average Annual Return [Line Items]
Average Annual Return, Percent	26.98%		8.49%				7.56%
Without Sales Load [Member] | C000152528
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%		8.54%				7.43%
Without Sales Load [Member] | C000210413
Average Annual Return [Line Items]
Average Annual Return, Percent	27.74%		8.78%	8.95%
Without Sales Load [Member] | C000152529
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%		9.24%				8.13%
Without Sales Load [Member] | C000152530
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%		8.97%				7.66%
Without Sales Load [Member] | C000210414
Average Annual Return [Line Items]
Average Annual Return, Percent	28.38%		9.24%	9.34%
Without Sales Load [Member] | C000152531
Average Annual Return [Line Items]
Average Annual Return, Percent	28.90%		9.67%				8.35%
Without Sales Load [Member] | C000190359
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%		9.44%		8.78%
Without Sales Load [Member] | C000210416
Average Annual Return [Line Items]
Average Annual Return, Percent	29.07%		9.33%	9.43%
Without Sales Load [Member] | C000190360
Average Annual Return [Line Items]
Average Annual Return, Percent	29.47%		9.80%		9.24%
Without Sales Load [Member] | C000190361
Average Annual Return [Line Items]
Average Annual Return, Percent	28.49%		9.37%		8.74%
Without Sales Load [Member] | C000210417
Average Annual Return [Line Items]
Average Annual Return, Percent	28.53%		9.29%	9.40%
Without Sales Load [Member] | C000190362
Average Annual Return [Line Items]
Average Annual Return, Percent	28.85%		9.71%		9.18%
Without Sales Load [Member] | C000152532
Average Annual Return [Line Items]
Average Annual Return, Percent	18.08%		3.91%				3.72%
Without Sales Load [Member] | C000210415
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%		4.15%	4.90%
Without Sales Load [Member] | C000152533
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%		4.57%				4.39%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)					1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)					1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)					1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)					1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(1.27%)
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	9.64%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	9.64%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%		12.03%					9.78%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	9.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%		15.27%			14.49%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%		15.27%					13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%		15.27%			14.49%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%		15.27%					13.00%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.18%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)					1.49%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%	1.45%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%	1.45%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%	1.45%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%	11.16%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%	11.16%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%	11.16%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%	11.16%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%	11.16%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%				8.99%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%		10.24%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%	11.16%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%		10.24%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%		10.24%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%	11.16%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%		11.08%		10.24%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%	1.45%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		0.18%				1.71%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	18.24%		4.21%					4.82%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	18.24%		4.21%					4.82%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	18.24%		4.21%					4.82%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	18.24%		4.21%					4.82%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	18.24%	2.60%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	26.37%		8.51%					7.96%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	26.37%		8.51%					7.96%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	26.37%		8.51%					7.96%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	26.37%		8.51%					7.96%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	26.37%	6.42%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	21.67%		6.06%					6.18%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	21.67%		6.06%					6.18%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	21.67%		6.06%					6.18%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	21.67%		6.06%					6.18%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	21.67%	4.24%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)			1.18%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)					1.49%
Transamerica AA Long Horizon Benchmark Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Long Horizon Blended Benchmark
Average Annual Return, Percent	31.68%		11.60%			11.01%
Transamerica AA Long Horizon Benchmark Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Long Horizon Blended Benchmark
Average Annual Return, Percent	31.68%		11.60%					9.93%
Transamerica AA Short Horizon Benchmark Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Short Horizon Blended Benchmark
Average Annual Return, Percent	12.20%		2.34%			3.02%
Transamerica AA Short Horizon Benchmark Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Short Horizon Blended Benchmark
Average Annual Return, Percent	12.20%		2.34%					2.96%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%				4.11%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%	4.71%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%				4.11%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%				4.11%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%	4.71%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%				4.11%
TAM INDEX: S&P TARGET DATE 2025 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%				5.99%
TAM INDEX: S&P TARGET DATE 2025 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%	6.70%
TAM INDEX: S&P TARGET DATE 2025 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%				5.99%
TAM INDEX: S&P TARGET DATE 2030 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%				6.70%
TAM INDEX: S&P TARGET DATE 2030 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%	7.62%
TAM INDEX: S&P TARGET DATE 2030 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%				6.70%
TAM INDEX: S&P TARGET DATE 2035 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%				7.43%
TAM INDEX: S&P TARGET DATE 2035 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%	8.59%
TAM INDEX: S&P TARGET DATE 2035 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%				7.43%
TAM INDEX: S&P TARGET DATE 2040 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%				8.04%
TAM INDEX: S&P TARGET DATE 2040 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%	9.39%
TAM INDEX: S&P TARGET DATE 2040 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%				8.04%
TAM INDEX: S&P TARGET DATE 2045 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%				8.34%
TAM INDEX: S&P TARGET DATE 2045 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%	9.86%
TAM INDEX: S&P TARGET DATE 2045 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%				8.34%
TAM INDEX: S&P TARGET DATE 2050 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		9.49%				8.22%
TAM INDEX: S&P TARGET DATE 2050 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		9.49%	9.65%
TAM INDEX: S&P TARGET DATE 2050 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		9.49%				8.22%
TAM INDEX: S&P TARGET DATE 2055 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%		9.52%
TAM INDEX: S&P TARGET DATE 2055 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%	10.19%
TAM INDEX: S&P TARGET DATE 2055 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%		9.52%
TAM INDEX: S&P TARGET DATE 2060 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%		9.59%
TAM INDEX: S&P TARGET DATE 2060 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%	10.23%
TAM INDEX: S&P TARGET DATE 2060 INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%		9.59%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%				4.11%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%	4.71%
TAM INDEX: S&P TARGET DATE RETIREMENT INCOME TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%				4.11%